UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
                       	         [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Stephen M. Strachan
Address:	410 North Michigan Avenue
		Room 590
		Chicago, Illinois 60611

Form 13F File Number:	28-10850

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan D. Pattock
Title:		Agent for Stephen M. Strachan
Phone:	   	312-644-6720
Signature,              Place              and Date of Signing:
Susan D. Pattock       Chicago, Illinois	05/01/13

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List Of Other Managers Reporting for this Manager:

13F File Number		Name

28-10858		John Rau